Estimates (Schedule Of Non-Cash Investing And Financing Activities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
NON-CASH INVESTING ACTIVITIES:
Accrued capital expenditures	$ 910	$ 643	$ 226
Net gains (losses) from subsidiary common unit transactions	(526)	744	(384)
NON-CASH FINANCING ACTIVITIES:
Units issued in Merger	34	0	0
Long term debt exchanged in connection with acquisitions	0	499	0
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest, net of interest capitalized	1,800	1,416	1,256
Cash paid for income taxes	72	345	58
Subsidiary units issued in PVR, Hoover and Eagle Rock Midstream Acquisitions [Member]
NON-CASH FINANCING ACTIVITIES:
Units issued in Merger	0	4,281	0
Subsidiary units issued in Susser Merger [Member]
NON-CASH FINANCING ACTIVITIES:
Units issued in Merger	0	908	0
PVR Acquisition [Member]
NON-CASH FINANCING ACTIVITIES:
Long-term debt assumed and non-compete agreement notes payable issued in acquisitions	$ 0	$ 1,887	$ 0